Income Taxes	12 Months Ended
Apr. 30, 2022
Disclosure Of Income Taxes [Abstract]
Income Taxes [Text Block]

13. Income Taxes

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the years ended April 30, 2022 and 2021:

	2022	2021
	$	$
Net loss before tax	(15,270,556)	(11,099,272)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	(4,123,050)	(2,996,803)
Change in deferred tax assets not recognized	3,225,494	2,609,664
Share issuance costs	(1,592,305)	(1,050,315)
Foreign exchange	(162,461)	115,704
Change in estimate	(221,471)	44,284
Tax effect of spinout	(461,450)	-
Non-deductible items and other	3,335,243	1,277,466
Total income tax expense (recovery)	-	-

The deferred taxes assets and liabilities reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values.  The recognized deferred tax liability and assets as at April 30, 2022 and 2021 are comprised of the following:

	2022	2021
	$	$
Tax loss carry forwards	3,596,896	369,890
Exploration and evaluation assets	(3,596,896)	(369,890)
Net deferred tax asset (liability)	-	-

The unrecognized deductible temporary differences as at April 30, 2022 and 2021 are comprised of the following:

	2022	2021
	$	$
Tax loss carry forwards	17,838,960	9,837,804
Property, plant and equipment	14,653	13,913
Financing costs	2,001,529	3,679,225
Total unrecognized deductible temporary differences	19,855,142	3,898,117

The Company has non-capital loss carry forwards of approximately $17,838,960 (2021: $9,837,804) to apply against future income for Canadian and Mexican income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry
$
2032	1,609,365
2034	39,509
2035	7,865
2036	72
2037	44,719
2038	52,151
2039	285,245
2040	2,620,179
2041	6,645,094
2042	6,534,761
Total	17,838,960